Current assets - cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Summary of cash and cash equivalents

	2024	2023
	A$’000	A$’000
Cash at bank and on hand	1,657	5,241

	1,657	5,241